CONVERTIBLE NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2010
CONVERTIBLE NOTE RECEIVABLE
NOTE 7 – CONVERTIBLE NOTE RECEIVABLE

In June 2010, the Company entered into a Put and Call Option Agreement (the “Kolar Option”) with Grafton Resource Investments Ltd. (“Grafton”).  Pursuant to the Kolar Option, the Company paid £680,000 (or $1,027,276) to subscribe for (1) a Convertible Loan Note  (the “Kolar Note”) of Kolar Gold Plc (“Kolar”), an English Company, in the principal amount of £680,000, which was convertible into “B” ordinary shares of Kolar (the “Kolar Shares”) at a conversion price of £0.25 per share and (2) 18 month warrants (“Warrants”) to purchase up to 2,720,000 Kolar Shares at an exercise price of £0.30 per share.

The exercise price under the Call Option consisted of:  (1) 2.11 shares of our common stock for each Kolar Share purchased under the New Call Option; (2) 18-month warrants having an exercise price of $0.75 per whole share to purchase 0.45154 shares of the Company’s common stock for each Kolar Share purchased under the New Call Option; and (3) 18-month warrants having an exercise price of $0.90 per whole share to purchase 0.45154 shares of the Company’s common stock for each Kolar Share purchased under the New Call Option.

The Kolar Option also provided the Company with the right (the “Put Option”), exercisable during the Initial Exercise Period, to require Grafton to purchase the Company’s entire right and interest in the Kolar Note and Warrants for an aggregate cash purchase price of £680,000 (payable in Sterling or U.S. Dollars, at the prevailing spot conversion rate, at Grafton’s election).  The Kolar Amendment gave the Company the right to exercise this Put Option at any time during the New Exercise Period.

In November 2010, the Company exercised the Put Option and required Grafton to purchase its entire right and interest in the Kolar Note and Warrants and return the £680,000 the Company paid for them. On November 30, 2010, Grafton paid £680,000 ($1,059,100 based on the November 30, 2010 exchange rate) to the Company.

Grafton owns 2,000,000 shares (or approximately 2.3%) of the Company’s outstanding common stock.  David Cather, a member of the Company’s Board of Directors, is a retained consultant to Grafton.  Craig Niven, a member of the Company’s Board of Directors, is a director of and 48% shareholder in Arlington Group Asset Management Limited, which is the Investment Manager of the Arlington Special Situations Fund Limited. Arlington Special Situations Fund Limited previously owned $2,000,000 face amount of the Kolar Note issued by Grafton. Grafton is also the owner of 7,160,000 (or approximately 15.6% of the outstanding) Kolar Shares.